SHARE BASED COMPENSATION - Restricted stock (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 22, 2018 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)
Restricted stock
Share-based compensation expense		¥ 883	$ 139	¥ 947	¥ 1,624
Unrecognized share-based compensation expenses | ¥		¥ 768		¥ 1,666
Restricted stock [Member] | Senior employee
Restricted stock
Granted (in shares)	200,000
Vesting percentage	25.00%
Vested (in shares)		50,000	50,000	50,001